Cover	May 05, 2021	Nov. 09, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	FALCONSTOR SOFTWARE, INC.
Entity Tax Identification Number	77-0216135
Entity File Number	000-23970
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	78701
Entity Address, State or Province	TX
Entity Address, City or Town	Austin
Entity Address, Address Line Two	Suite 400
Entity Address, Address Line One	701 Brazos Street
City Area Code	631
Local Phone Number	777-5188
Entity Central Index Key		0000922521
Amendment Flag		false
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false